Commitments And Contingencies (Narrative 2) (Details) (USD $)		12 Months Ended	3 Months Ended	9 Months Ended
	Dec. 31, 2012 Derivative Litigation [Member]	Dec. 31, 2012 Standby Letters Of Credit [Member] Quantity	Mar. 31, 2012 Supply Agreement [Member]	Dec. 31, 2012 Supply Agreement [Member]
Loss Contingencies [Line Items]
Number of irrevocable standby letters of credit		5
Maximum capacity to guarantee under existing letters of credit		$ 6,800,000
Irrevocable standby letters of credit, amount outstanding		0
Letter Of Credit, Expiration Date		Dec. 31, 2013
Loss Contingency, Loss in Period			8,400,000	3,000,000
Loss contingency, estimate of possible loss				11,400,000
Loss Contingency Settlement Agreement Consideration Amount	$ 750,000